LONG TERM DEPOSITS (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Land use right Beijing USD ($)	Dec. 31, 2012 Land use right Beijing CNY
Long Term Deposits
Deposits to acquire a land use right	$ 1,605,000	10,000,000	$ 1,605,000	10,000,000
Total consideration amount of land use right			$ 8,053,000	50,173,000